SHORT-TERM BORROWINGS - Movement in Borrowing Programs (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 CAD ($) $ / $	Dec. 31, 2024 USD ($) $ / $	Dec. 31, 2023 CAD ($) $ / $	Dec. 31, 2023 USD ($) $ / $
Disclosure of detailed information about borrowings [line items]
Short-term borrowings, beginning balance	$ 1,750,000,000
Net (repayment of) proceeds received from short-term borrowings	1,138,000,000		$ (1,439,000,000)
Amortization of deferred transaction costs	141,000,000		136,000,000
Loss (gain) on foreign exchange	222,000,000		(111,000,000)
Short-term borrowings, ending balance	2,959,000,000		1,750,000,000
US commercial paper program
Disclosure of detailed information about borrowings [line items]
Short-term borrowings, beginning balance	$ 150,000,000	$ 113	$ 214,000,000	$ 158
Exchange rate on short-term borrowings | $ / $	1.327	1.327	1.354	1.354
Net (repayment of) proceeds received from short-term borrowings	$ 265,000,000	$ 190	$ (52,000,000)	$ (55)
Discount on issuance	$ 15,000,000	$ 11	$ 14,000,000	$ 10
Exchange rate on discounts on issuance of short-term borrowings | $ / $	1.364	1.364	1.400	1.400
Loss (gain) on foreign exchange	$ 22,000,000		$ (26,000,000)
Short-term borrowings, ending balance	$ 452,000,000	$ 314	$ 150,000,000	$ 113
Exchange rate on short-term borrowings | $ / $	1.439	1.439	1.327	1.327
Non-revolving credit facility borrowings
Disclosure of detailed information about borrowings [line items]
Short-term borrowings, beginning balance	$ 0		$ 371,000,000
Net (repayment of) proceeds received from short-term borrowings	473,000,000		(387,000,000)
Amortization of deferred transaction costs	0		12,000,000
Loss (gain) on foreign exchange	34,000,000		4,000,000
Short-term borrowings, ending balance	$ 507,000,000		$ 0